WAVELENGTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2024 (Unaudited)

EXCHANGE-TRADED FUNDS - 90.0%	Shares	Value
Emerging Markets Debt - 18.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	26,500	$ 2,440,650
VanEck Emerging Markets High Yield Bond ETF (a)	259,126	5,091,826
VanEck J.P. Morgan EM Local Currency Bond ETF	94,341	2,336,827
Vanguard Emerging Markets Government Bond ETF	45,824	2,994,598
		12,863,901
Master Limited Partnerships - 3.2%
Global X MLP ETF (a)	46,175	2,212,706

Real Estate Investment Trusts (REITs) - 0.9%
Vanguard Real Estate ETF	6,087	579,056

U.S. Fixed Income - 67.4%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	95,599	1,275,291
Invesco Senior Loan ETF (a)	431,901	9,100,154
iShares Broad USD High Yield Corporate Bond ETF	160,215	5,972,815
iShares National Muni Bond ETF (a)	24,682	2,657,511
iShares Preferred & Income Securities ETF (a)	52,468	1,697,864
iShares TIPS Bond ETF	37,611	4,094,710
SPDR Bloomberg Convertible Securities ETF (a)	21,774	1,617,590
SPDR Bloomberg Short Term High Yield Bond ETF	253,947	6,470,570
Vanguard Mortgage-Backed Securities ETF	171,855	8,046,251
Vanguard Short-Term Inflation-Protected Securities ETF	120,146	5,864,326
		46,797,082

Total Exchange-Traded Funds (Cost $61,469,808)		$ 62,452,745

WAVELENGTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.4%	Shares	Value
DWS Government Money Market Series - Institutional Class, 5.25% (b)	1,104,658	$ 1,104,658
Fidelity Institutional Money Market Government Portfolio - Class I, 5.21% (b)	1,104,657	1,104,657
Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class, 5.13% (b)	1,104,657	1,104,657
Invesco Treasury Portfolio - Institutional Class, 5.16% (b)	1,104,658	1,104,658
Total Money Market Funds (Cost $4,418,630)		$ 4,418,630

COLLATERAL FOR SECURITIES LOANED - 24.5%	Shares	Value
First American Government Obligations Fund - Class X, 5.14% (b)(c) (Cost $17,041,672)	17,041,672	$ 17,041,672

Investments at Value - 120.9% (Cost $82,930,110)		$ 83,913,047

Liabilities in Excess of Other Assets - (20.9%)		(14,499,200)

Net Assets - 100.0%		$ 69,413,847

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of August 31, 2024 was $16,693,700.
(b)	The rate shown is the 7-day effective yield as of August 31, 2024.
(c)	This security was purchased with cash collateral held from securities on loan.

WAVELENGTH FUND
SCHEDULE OF FUTURES CONTRACTS
August 31, 2024 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
E-Mini Gold Futures	28	9/27/2024	$ 3,506,300	$ 105,523

Index Futures
E-Mini Dow CBOT DJIA Future	4	9/23/2024	833,060	15,151
E-Mini Nasdaq 100 Future	6	9/23/2024	2,354,760	38,487
E-Mini S&P 500 Future	10	9/20/2024	2,830,500	80,440
MSCI Emerging Markets Future	26	9/23/2024	1,430,000	2,407
Total Index Futures			7,448,320	136,485

Treasury Futures
10-Year U.S. Treasury Note Future	50	12/20/2024	5,678,125	(25,990)
2-Year U.S. Treasury Note Future	47	1/2/2025	9,754,703	(8,947)
5-Year U.S. Treasury Note Future	79	1/2/2025	8,642,477	(26,768)
U.S. Treasury Long Bond Future	31	12/20/2024	3,816,875	(34,210)
Total Treasury Futures			27,892,180	(95,915)

Total Futures Contracts			$ 38,846,800	$ 146,093

The average monthly notional value of futures contracts during the three months ended August 31, 2024 was $38,603,671.